Loans Receivable and Allowance for Loan Losses (Age Analysis of Past Due Loan Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Current	$ 1,701,797	$ 1,487,781
30-59 Days Past Due	16,234	16,383
60-89 Days Past Due	11,140	9,667
90 Days Past Due and Greater	21,701	14,966
Total Past Due	49,075	41,016
Total loans receivable	1,750,872	1,528,797
Recorded Investment in Loans 90 Days and Greater and Still Accruing	369	220
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	438,522	368,769
30-59 Days Past Due	1,830	1,096
60-89 Days Past Due	1,041	3,256
90 Days Past Due and Greater	5,751	3,867
Total Past Due	8,622	8,219
Total loans receivable	447,144	376,988
Recorded Investment in Loans 90 Days and Greater and Still Accruing	17	30
Commercial tax-exempt [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	81,734	92,202
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days Past Due and Greater	0	0
Total Past Due	0	0
Total loans receivable	81,734	92,202
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Owner occupied real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	295,278	265,817
30-59 Days Past Due	2,618	610
60-89 Days Past Due	1,674	353
90 Days Past Due and Greater	2,847	1,592
Total Past Due	7,139	2,555
Total loans receivable	302,417	268,372
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	0
Commercial construction and land development [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	124,240	89,250
30-59 Days Past Due	3,355	4,251
60-89 Days Past Due	342	4,318
90 Days Past Due and Greater	5,239	2,580
Total Past Due	8,936	11,149
Total loans receivable	133,176	100,399
Recorded Investment in Loans 90 Days and Greater and Still Accruing	0	188
Commercial real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	465,765	386,821
30-59 Days Past Due	2,142	3,846
60-89 Days Past Due	444	78
90 Days Past Due and Greater	4,837	3,659
Total Past Due	7,423	7,583
Total loans receivable	473,188	394,404
Recorded Investment in Loans 90 Days and Greater and Still Accruing	235	0
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	85,352	76,587
30-59 Days Past Due	4,194	4,303
60-89 Days Past Due	6,304	1,252
90 Days Past Due and Greater	1,916	1,757
Total Past Due	12,414	7,312
Total loans receivable	97,766	83,899
Recorded Investment in Loans 90 Days and Greater and Still Accruing	117	0
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Current	210,906	208,335
30-59 Days Past Due	2,095	2,277
60-89 Days Past Due	1,335	410
90 Days Past Due and Greater	1,111	1,511
Total Past Due	4,541	4,198
Total loans receivable	215,447	212,533
Recorded Investment in Loans 90 Days and Greater and Still Accruing	$ 0	$ 2